RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 01, 2025	Jan. 21, 2025	Jan. 17, 2025	Jan. 10, 2025	Jan. 01, 2025	Dec. 19, 2024	Dec. 01, 2024	Oct. 08, 2024	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Share price									$ 10.00		$ 10.00	$ 10.00	$ 10.00
Shares issued price per share									$ 10.00		$ 10.00	$ 10.00	$ 10.00
Fair value of granted shares										$ 6,900,000
Consulting and advisory services											$ 450,000	$ 1,185,000	$ 450,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees			$ 15,000
Secretarial and administrative services amount	$ 25,000
Administrative service fees									$ 55,000			137,258
Consulting and advisory services									9,068			9,068
Services shares									44,406			136,771
Administrative Service Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Sponsor fees			15,000
Related Party [Member]
Related Party Transaction [Line Items]
Promissory note - related party											76,790		76,790
Promissory Note [Member]
Related Party Transaction [Line Items]
Borrowed amount											76,790		76,790
Repayment of debt		$ 109,994
Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Repayment of debt		$ 109,994
Independent Directors [Member]
Related Party Transaction [Line Items]
Number of shares issued						130,000
Shares issued price per share						$ 0.004
Management [Member]
Related Party Transaction [Line Items]
Number of shares issued						1,130,000
Shares issued price per share						$ 0.99
Fair value of granted shares						$ 1,118,700
Chief Financial Officer [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees			10,000									11,000
Annual bonus												25,000
Chief Financial Officer [Member] | Administrative Service Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Sponsor fees			$ 10,000
Chief Financial Officer [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Incurred expense									30,000			84,839
Vice President [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees												16,500
Annual bonus												165,000
Maximum [Member]
Related Party Transaction [Line Items]
Working capital loans									2,500,000		2,500,000	2,500,000	2,500,000
IPO [Member]
Related Party Transaction [Line Items]
Share price		$ 0.083
Consulting and advisory services												600,000
IPO [Member] | Maximum [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt aggregate principal amount									$ 250,000		$ 250,000	$ 250,000	$ 250,000
Founder [Member]
Related Party Transaction [Line Items]
Capital contribution								$ 25,000
Share price								$ 0.004
Number of shares issued				6,708,333				5,750,000
Fair value of granted shares								$ 25,000
Founder [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of shares issued				6,708,333
Founder [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Subject to forfeiture, shares				875,000
Founder [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Subject to forfeiture, shares				875,000
Founder [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares issued		5,203,333		958,333
Subject to forfeiture, shares		375,000
Shares issued		500,000
Founder [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of shares issued		5,203,333		958,333
Subject to forfeiture, shares		375,000
Shares issued		500,000
Founder [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Subject to forfeiture, shares				125,000
Founder [Member] | Over-Allotment Option [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Subject to forfeiture, shares				125,000
Nicholas Geeza [Member]
Related Party Transaction [Line Items]
Number of shares issued					750,000		250,000
Shares issued price per share					$ 0.004		$ 0.004
Due to sponsor					$ 3,000	$ 520	$ 1,000
Nicholas Geeza [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of shares issued					750,000
Shares issued price per share					$ 0.004
Due to sponsor					$ 3,000